Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Interest income
Loans, including fees	$ 11,312	$ 10,895
Mortgage-backed securities	41	57
Other securities		7
Interest-bearing deposits and other	533	357
Total interest income	11,886	11,316
Interest expense
Deposits	1,402	1,018
Borrowings	759	439
Total interest expense	2,161	1,457
Net interest income	9,725	9,859
Provision for loan losses	185	242
Net interest income after provision for loan losses	9,540	9,617
Non-interest income
Earnings on bank-owned life insurance	449	94
Net gains on sales of loans	28	23
Net gain on sales of REO	52	67
Valuation adjustment for REO	(37)	(171)
Net gains on sales of investments		64
Other	199	285
Total non-interest income	691	362
Non-interest expense
Employee compensation and benefits	5,695	5,344
Occupancy and equipment	666	685
Voice and data communications	259	220
Advertising	248	245
Outside service fees	168	162
Data processing	439	396
Audit and accounting	273	305
Franchise and other taxes	246	240
Foreclosure and REO expense, net	107	111
Other	844	823
Total non-interest expense	8,945	8,531
Income before income taxes	1,286	1,448
Federal income tax expense (benefit)
Current	239	421
Deferred	(276)	92
Total federal income tax expense (benefit)	(37)	513
NET INCOME	$ 1,323	$ 935
EARNINGS PER SHARE
Basic and diluted	$ 0.16	$ 0.11